                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY



Investment Company Act file number:                 811-4659

Exact name of registrant as specified in charter:   Lincoln National Convertible
                                                    Securities Fund, Inc.

Address of principal executive offices:             2005 Market Street
                                                    Philadelphia, PA 19103

Name and address of agent for service:              Richelle S. Maestro, Esq.
                                                    2005 Market Street
                                                    Philadelphia, PA 19103

Registrant's telephone number, including area code: (800) 523-1918

Date of fiscal year end:                            December 31

Date of reporting period:                           March 31, 2005

ITEM 1.  SCHEDULE OF INVESTMENTS.


SCHEDULE OF INVESTMENTS (Unaudited)


LINCOLN NATIONAL CONVERTIBLE SECURITIES FUND, INC.
--------------------------------------------------

March 31, 2005

                                                                          PRINCIPAL         MARKET
                                                                          AMOUNT            VALUE
CONVERTIBLE BONDS- 57.44%
Automobiles & Automotive Parts - 1.16%
Sonic Automotive 5.25% 5/7/09                                             $1,000,000        $   998,750
                                                                                            -----------
                                                                                                998,750
                                                                                            -----------
Banking, Finance & Insurance - 2.12%
PMI Group 2.50% 7/15/21                                                    1,750,000          1,804,688
                                                                                            -----------
                                                                                              1,804,688
                                                                                            -----------
Cable, Media & Publishing - 8.66%
EchoStar Communications 5.75% 5/15/08                                        500,000            498,125
#EchoStar Communications 144A 5.75% 5/15/08                                  500,000            498,125
Liberty Media (Convertible to Motorola) 3.50% 1/15/31                      1,000,000            782,500
Liberty Media (Convertible to Viacom) 3.25% 3/15/31                        1,500,000          1,288,125
Mediacom Communications 5.25% 7/1/06                                       2,500,000          2,468,749
#Playboy Enterprises 144A 3.00% 3/15/25                                    1,840,000          1,849,200
                                                                                            -----------
                                                                                              7,384,824
                                                                                            -----------
Computers & Technology - 6.48%
#EMC 144A 4.50% 4/1/07                                                     1,000,000          1,021,250
Fairchild Semiconductor International 5.00% 11/1/08                        1,650,000          1,674,750
^#ON Semiconductor 144A 0.421% 4/15/24                                     2,000,000          1,495,000
#Sybase 144A 1.75% 2/22/25                                                 1,375,000          1,338,906
                                                                                            -----------
                                                                                              5,529,906
                                                                                            -----------
Diversified Manufacturing - 1.93%
#Tyco International Group 144A 2.75% 1/15/18                               1,100,000          1,644,500
                                                                                            -----------
                                                                                              1,644,500
                                                                                            -----------
Electronics & Electrical Equipment - 0.70%
Solectron 0.50% 2/15/34                                                      825,000            599,156
                                                                                            -----------
                                                                                                599,156
                                                                                            -----------
Energy - 4.72%
Halliburton 3.125% 7/15/23                                                 1,400,000          1,813,000
Pride International 3.25% 5/1/33                                           1,140,000          1,346,625
Schlumberger 2.125% 6/1/23                                                   800,000            863,000
                                                                                            -----------
                                                                                              4,022,625
                                                                                            -----------
Engineering & Construction - 2.00%
Fluor 1.50% 2/15/24                                                        1,500,000          1,702,500
                                                                                            -----------
                                                                                              1,702,500
                                                                                            -----------
Food, Beverage & Tobacco - 2.96%
#Bunge Limited 144A 3.75% 11/15/22                                         1,500,000          2,527,500
                                                                                            -----------
                                                                                              2,527,500
                                                                                            -----------
Healthcare & Pharmaceuticals - 14.19%
#Cephalon 144A 2.50% 12/15/06                                              1,000,000            970,000
#CV Therapeutics 144A 4.75% 3/7/07                                         2,000,000          2,054,999
#Encysive Pharmaceuticals 144A 2.50% 3/15/12                               1,125,000          1,125,000
Fisher Scientific 3.25% 3/1/24                                             1,500,000          1,528,125
^Laboratory Corporation of America 1.591% 9/11/21                          1,000,000            755,000
#^Laboratory Corporation of America 144A 2.00% 9/11/21                     1,550,000          1,170,250
Medimmune 1.00% 7/15/23                                                    1,250,000          1,200,000
Province Healthcare 4.25% 10/10/08                                         1,400,000          1,494,500
oWyeth 2.39% 1/15/24                                                       1,750,000          1,802,903
                                                                                            -----------
                                                                                             12,100,777
                                                                                            -----------
Leisure, Lodging & Entertainment - 2.11%
#Regal Entertainment Group 144A 3.75% 5/15/08                              1,270,000          1,798,638
                                                                                            -----------
                                                                                              1,798,638
                                                                                            -----------

Retail - 5.08%
oLowes Companies 0.861% 10/19/21                                           1,250,000          1,284,375
#Saks 144A 2.00% 3/15/24                                                   1,275,000          1,354,688
^TJX 1.75% 2/13/21                                                         2,000,000          1,692,500
                                                                                            -----------
                                                                                              4,331,563
                                                                                            -----------
Transportation & Shipping - 1.67%
#ExpressJet Holdings 144A 4.25% 8/1/23                                       750,000            691,875
*#Northwest Airlines 144A 7.625% 11/15/23                                  1,250,000            734,375
                                                                                            -----------
                                                                                              1,426,250
                                                                                            -----------
Utilities - 3.66%
CenterPoint Energy 3.75% 5/15/23                                             600,000            690,000
#CenterPoint Energy 144A 3.75% 5/15/23                                     1,930,000          2,219,500
#Unisource Energy 144A 4.50% 3/1/35                                          200,000            211,000
                                                                                            -----------
                                                                                              3,120,500
                                                                                            -----------
TOTAL CONVERTIBLE BONDS (COST $45,374,698)                                                   48,992,177
                                                                                            ===========
                                                                          NUMBER OF
                                                                          SHARES
CONVERTIBLE PREFERRED STOCK- 22.71%
Automobiles & Automotive Parts - 2.60%
Ford Capital Trust II 6.50%                                                   20,000            906,800
General Motors 5.25%                                                          70,000          1,307,600
                                                                                            -----------
                                                                                              2,214,400
                                                                                            -----------
Banking, Finance & Insurance - 6.94%
Chubb 7.00%                                                                   85,000          2,548,300
Lehman Brothers Holdings 6.25%                                                47,000          1,251,375
#Washington Mutual 144A 5.375%                                                40,000          2,118,760
                                                                                            -----------
                                                                                              5,918,435
                                                                                            -----------
Cable, Media & Publishing - 1.77%
Interpublic Group 5.375%                                                      33,200          1,509,604
                                                                                            -----------
                                                                                              1,509,604
                                                                                            -----------
Chemicals - 0.66%
Huntsman 5.00%                                                                11,100            566,100
                                                                                            -----------
                                                                                                566,100
                                                                                            -----------
Consumer Products - 0.82%
Newell Financial Trust I 5.25%                                                15,000            699,375
                                                                                            -----------
                                                                                                699,375
                                                                                            -----------
Energy - 3.60%
El Paso Energy Capital Trust I 4.75%                                          34,600          1,252,520
#Williams 144A 5.50%                                                          20,000          1,820,000
                                                                                            -----------
                                                                                              3,072,520
                                                                                            -----------
Environmental Services - 0.66%
Allied Waste Industries 6.25%                                                 13,100            566,706
                                                                                            -----------
                                                                                                566,706
                                                                                            -----------
Food, Beverage & Tobacco - 1.71%
Constellation Brands 5.75%                                                    36,000          1,454,760
                                                                                            -----------
                                                                                              1,454,760
                                                                                            -----------
Paper & Forest Products - 1.29%
Temple-Inland 7.50%                                                           19,000          1,103,140
                                                                                            -----------
                                                                                              1,103,140
                                                                                            -----------
Utilities - 2.66%
Aquila 6.75%                                                                  16,000            564,000
oCenterPoint Energy 2.00%                                                     26,000            921,362
#NRG Energy 144A 4.00%                                                           750            779,250
                                                                                            -----------
                                                                                              2,264,612
                                                                                            -----------
TOTAL CONVERTIBLE PREFERRED STOCK (COST $18,749,882)                                         19,369,652
                                                                                            ===========
COMMON STOCK- 11.63%
Cable, Media & Publishing - 1.31%
+Cablevision Systems Class A                                                  40,000          1,122,000
                                                                                            -----------
                                                                                              1,122,000
                                                                                            -----------

Electronics & Electrical Equipment - 2.10%
+Benchmark Electronics                                                        47,878          1,523,957
+Solectron                                                                    76,452            265,288
                                                                                            -----------
                                                                                              1,789,245
                                                                                            -----------
Energy - 2.21%
Chesapeake Energy                                                             53,260          1,168,524
Unocal                                                                        11,630            717,455
                                                                                            -----------
                                                                                              1,885,979
                                                                                            -----------
Healthcare & Pharmaceuticals - 1.14%
#AmerisourceBergen 144A                                                       16,991            973,414
                                                                                            -----------
                                                                                                973,414
                                                                                            -----------
Leisure, Lodging & Entertainment - 1.70%
+Jameson Inns                                                                985,000          1,447,950
                                                                                            -----------
                                                                                              1,447,950
                                                                                            -----------
Real Estate - 3.17%
American Home Mortgage Investment                                             94,500          2,706,481
                                                                                            -----------
                                                                                              2,706,481
                                                                                            -----------
TOTAL COMMON STOCK (COST $8,736,128)                                                          9,925,069
                                                                                            -----------
PREFERRED STOCK- 4.07%
Energy - 1.68%
Chesapeake Energy 5.00%                                                       10,000          1,437,500
                                                                                            -----------
                                                                                              1,437,500
                                                                                            -----------
Real Estate - 2.39%
SL Green Realty 7.625%                                                        80,000          2,035,000
                                                                                            -----------
                                                                                              2,035,000
                                                                                            -----------
TOTAL PREFERRED STOCK (COST $3,000,000)                                                       3,472,500
                                                                                            -----------
                                                                          PRINCIPAL
                                                                          AMOUNT
=/COMMERCIAL PAPER- 3.99%
Starbird Funding 2.85% 4/1/05                                             $1,400,000          1,400,000
Steamboat Funding 2.88% 4/1/05                                             2,000,000          2,000,000
                                                                                            -----------
TOTAL COMMERCIAL PAPER (COST $3,400,000)                                                      3,400,000
                                                                                            -----------

TOTAL MARKET VALUE OF SECURITIES - 99.84%
   (cost $79,260,708)                                                                        85,159,398
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES (SEE NOTES) - 0.16%                             133,846
                                                                                            -----------
NET ASSETS APPLICABLE TO 5,832,823 SHARES OUTSTANDING - 100.00%                             $85,293,244
                                                                                            -----------

+Non-income producing security for the period ended March 31, 2005.

^Zero coupon security. The interest rate shown is the yield at the time of purchase.

#Security exempt from registration under Rule 144A of the Securities Act of 1933. See Note #3 in "Notes."

oVariable rate notes. The interest rate shown is the rate as of March 31, 2005.

=/The interest rate shown is the effective yield as of the time of purchase.

*Step coupon bond. Coupon increases periodically based on a predetermined schedule. Stated interest rate in effect at March 31, 2005.


--------------------------------------------------------------------------------

NOTES

1. SIGNIFICANT ACCOUNTING POLICIES
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by Lincoln National Convertible Securities Fund, Inc. (the "Fund").

SECURITY VALUATION - Equity securities, except those traded on the Nasdaq Stock Market, Inc. (NASDAQ), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the NASDAQ are valued in accordance with the NASDAQ Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and asked prices will be used. Long-term debt securities are valued by an independent pricing service and such prices are believed to reflect the fair value of such securities. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund's Board of Directors. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, or with respect to foreign securities, aftermarket trading or significant events after local market trading (e.g., government actions or pronouncements, trading volume or volatility on markets, exchanges among dealers, or news events).

FEDERAL INCOME TAXES - It is the intention of the Fund to distribute substantially all net investment income and net realized gains. The Fund intends to continue to qualify for tax treatment accorded to "regulated investment companies" as defined by the applicable provisions of the Internal Revenue Code. On such basis, under present law, the Fund will not incur any liability for income taxes on the portion of its net investment income and net realized gains distributed to shareholders.

DISTRIBUTIONS - The Fund has a managed distribution policy. Under the policy, the Fund declares and pays quarterly distributions and is managed with a goal of generating as much of the distribution as possible from ordinary income (net investment income and short-term capital gains). The balance of the distribution then comes from long-term capital gains, and, if necessary, a return of capital. The current annualized rate is $0.68 per share. The Fund continues to evaluate its quarterly distribution in light of ongoing economic and market conditions and may change the amount of the quarterly distributions in the future.

USE OF ESTIMATES - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

OTHER - Security transactions are recorded on the date the securities are purchased or sold (trade date). Cost of securities sold is determined on a specific identification method. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Discounts and premiums on non-convertible debt securities are amortized to interest income over the lives of the respective securities. Distributions to common shareholders are recorded on the ex-dividend date.

2. INVESTMENTS
At March 31, 2005, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At March 31, 2005, the aggregate cost of investments and gross unrealized appreciation (depreciation) for the Fund for federal income tax purposes was as follows:


Aggregate cost of investments                     $79,260,708
                                                  -----------
Aggregate unrealized appreciation                   9,872,485
Aggregate unrealized depreciation                  (3,973,795)
                                                  -----------
Net unrealized appreciation                       $ 5,898,690
                                                  -----------

For federal income tax purposes, at December 31, 2004, capital loss carryforwards of $29,455,089 may be carried forward and applied against future capital gains. Such capital loss carryforwards expire as follows: $4,419,824 expires in 2009, $11,847,326 expires in 2010 and $13,187,939 expires in 2011.

3. CREDIT AND MARKET RISK
The Fund may invest up to 50% of its total assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. At March 31, 2005, 144A securities represented approximately 33.29% of total assets. None of these securities has been determined to be illiquid securities under the Fund's Liquidity Procedures. While maintaining oversight, the Board of Directors has delegated to the investment adviser the day-to-day functions of determining whether individual Rule 144A securities are liquid for purposes of the Fund's limitation on investments in illiquid assets. Illiquid securities, if any, have been denoted in the Schedule of Investments.

ITEM 2.  CONTROLS AND PROCEDURES.

         The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures within 90 days of the filing of this report and have concluded that they are effective in providing reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

         There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 3.  EXHIBITS.

         File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), exactly as set forth below:

                                  CERTIFICATION
                                  -------------

I, Patrick P. Coyne, certify that:

1. I have reviewed this report on Form N-Q of Lincoln National Convertible Securities Fund, Inc.;

2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4. The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

     (a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

     (b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

     (c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

     (d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5. The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

     (a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

     (b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.


PATRICK P. COYNE
------------------------
By:    Patrick P. Coyne
Title: President
Date:  May 26, 2005
       -----------------

                                  CERTIFICATION
                                  -------------

I, Michael P. Bishof, certify that:

1. I have reviewed this report on Form N-Q of Lincoln National Convertible Securities Fund, Inc.

2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4. The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

     (a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

     (b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

     (c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

     (d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5. The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

     (a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

     (b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.


MICHAEL P. BISHOF
-------------------------------
By:    Michael P. Bishof
Title: Chief Financial Officer
Date:  May 25, 2005
       ------------------------

                                   SIGNATURES
                                   ----------

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


LINCOLN NATIONAL CONVERTIBLE SECURITIES FUND, INC.

PATRICK P. COYNE
-------------------------------
By:    Patrick P. Coyne
Title: President
Date:  May 26, 2005
       ------------------------


         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


PATRICK P. COYNE
-------------------------------
By:    Patrick P. Coyne
Title: President
Date:  May 26, 2005
       ------------------------


MICHAEL P. BISHOF
-------------------------------
By:    Michael P. Bishof
Title: Chief Financial Officer
Date:  May 25, 2005
       ------------------------